Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
U.S. Treasury Securities - 42.5%
U.S. Treasury Note
1.13%, 8/31/21	$700,000	$709,297
2.00%, 12/31/21	100,000	103,109
1.88%, 3/31/22	1,500,000	1,549,629
1.88%, 4/30/22	500,000	517,109
1.88%, 7/31/22	100,000	103,824
1.38%, 10/15/22	100,000	102,820
2.00%, 11/30/22	205,000	214,361
2.75%, 8/31/23	390,000	422,221
2.63%, 12/31/23	200,000	217,203
2.00%, 6/30/24	400,000	427,672
2.13%, 5/15/25	110,000	119,518
1.63%, 5/15/26	100,000	106,723
2.00%, 11/15/26	500,000	547,598
U.S. Treasury Bond
6.25%, 5/15/30	520,000	802,202
4.25%, 5/15/39	230,000	357,740
4.50%, 8/15/39	100,000	160,262
4.25%, 11/15/40	340,000	534,703
4.38%, 5/15/41	100,000	160,437
3.13%, 11/15/41	80,000	109,294
3.13%, 2/15/42	80,000	109,412
2.88%, 5/15/43	110,000	145,179
3.75%, 11/15/43	300,000	451,641
3.38%, 5/15/44	300,000	429,141
3.13%, 8/15/44	480,000	662,512
3.00%, 11/15/44	80,000	108,459
3.00%, 5/15/45	200,000	272,437
2.88%, 11/15/46	100,000	135,293
2.75%, 11/15/47	25,000	33,161
3.13%, 5/15/48	140,000	198,346
U.S. Treasury Inflation Indexed Note
0.63%, 1/15/26	162,852	168,206
0.38%, 7/15/27	21,092	21,688
0.50%, 1/15/28	418,332	435,683
0.75%, 7/15/28	102,771	109,902
0.88%, 1/15/29	81,733	88,781
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/27	127,921	148,228
1.00%, 2/15/48	104,613	128,779
Total U.S. Treasury Securities (Cost - $9,594,931)		10,912,570
Agency Mortgage Backed Securities - 30.4%
Federal Home Loan Banks - 1.2%
Federal Home Loan Bank Discount Notes, 0.00%, 6/15/20(a)	$300,000	299,956

Federal National Mortgage Association - 24.7%
Federal National Mortgage Association
4.50%, 4/1/50(b)	$100,000	107,438

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
3.50%, 5/1/50(b)	$4,700,000	$4,964,375
4.00%, 5/1/50(b)	400,000	426,375
3.00%, 6/1/50(b)	800,000	836,656
		6,334,844
Government National Mortgage Association - 4.5%
Government National Mortgage Association, 3.50%, 4/20/50(b)	1,100,000	1,159,297

Total Agency Mortgage Backed Securities (Cost - $7,671,453)		7,794,097
Exchange Traded Funds - 30.0%
Equity Funds - 30.0%
iShares MSCI EAFE ETF	24,320	1,300,147
SPDR S&P 500 ETF Trust	24,806	6,393,747
Total Exchange Traded Funds (Cost - $7,423,836)		7,693,894
Corporate Bonds and Notes - 12.5%
Aerospace & Defense - 0.2%
Spirit AeroSystems Inc, 3.95%, 6/15/23	50,000	43,020

Airlines - 0.6%
American Airlines 2013-1 Class A Pass Through Trust, 4.00%, 7/15/25	22,536	20,767
American Airlines 2019-1 Class A Pass Through Trust, 3.50%, 2/15/32	9,846	8,100
Spirit Airlines Pass Through Trust 2015-1A, 4.10%, 4/1/28	38,258	37,217
United Airlines 2016-1 Class AA Pass Through Trust, 3.10%, 7/7/28	86,808	79,167
		145,251
Auto Manufacturers - 0.1%
Nissan Motor Acceptance Corp., 2.80%, 1/13/22(c)	30,000	28,588

Banks - 4.5%
Banco La Hipotecaria SA, 4.75%, 11/15/22(c)	100,000	98,000
Bank of America Corp.
3.09%, (3 Month US Libor + 1.09%), 10/1/25(d)	100,000	100,262
3.42%, (3 Month US Libor + 1.04%), 12/20/28(d)	11,000	11,347
Barclays PLC, 4.61%, (3 Month US Libor + 1.40%), 2/15/23(d)	200,000	202,253
CIT Group, Inc., 4.13%, 3/9/21	30,000	29,550
Goldman Sachs Group, Inc. (The), 6.00%, 6/15/20	15,000	15,090
Lloyds Bank Corporate Markets PLC/New York NY, 1.82%, (3 Month US Libor + 0.50%), 10/26/20(d)	100,000	99,888

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc., 3.41%, 3/7/24	$100,000	$102,026
Morgan Stanley, 2.95%, (3 Month US Libor + 1.22%), 5/8/24(d)	100,000	95,874
Royal Bank of Scotland Group PLC, 2.88%, (1 Year ICE GBP Swap + 1.49%), 9/19/26(d)	100,000	120,408
UBS Group AG, 2.65%, 2/1/22(c)	200,000	196,885
Wells Fargo & Co., 3.01%, (3 Month US Libor + 1.23%), 10/31/23(d)	100,000	95,408
		1,166,991
Chemicals - 0.2%
Huntsman International LLC, 4.50%, 5/1/29	30,000	25,576
Syngenta Finance NV, 3.13%, 3/28/22	30,000	26,205
		51,781
Computers - 0.4%
Dell International LLC / EMC Corp., 5.30%, 10/1/29(c)	100,000	102,012

Diversified Financial Services - 0.5%
Avolon Holdings Funding Ltd., 4.38%, 5/1/26(c)	40,000	32,006
ORIX Corp., 4.05%, 1/16/24	100,000	103,642
		135,648
Electric - 0.3%
Southern California Edison Co.
4.65%, 10/1/43	20,000	21,930
4.00%, 4/1/47	50,000	52,078
		74,008
Electronics - 0.1%
Flex Ltd., 4.88%, 6/15/29	30,000	28,131

Food - 0.2%
Kraft Heinz Foods Co., 3.95%, 7/15/25	40,000	39,808

Gas - 0.1%
Washington Gas Light Co., 3.80%, 9/15/46	30,000	27,297

Healthcare-Services - 0.2%
Adventist Health System/West, 2.43%, 9/1/24	40,000	38,114
Centene Corp., 4.75%, 1/15/25(c)	10,000	10,025
		48,139
Lodging - 0.1%
Las Vegas Sands Corp., 2.90%, 6/25/25	30,000	27,197

Machinery-Diversified - 0.1%
Westinghouse Air Brake Technologies Corp., 4.40%, 3/15/24	40,000	39,740

	Shares/ Principal	Fair Value

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.75%, 2/15/28	$100,000	$100,461

Oil & Gas - 0.2%
Diamondback Energy, Inc., 2.88%, 12/1/24	30,000	20,955
EQT Corp., 6.13%, 2/1/25	40,000	30,804
		51,759
Pharmaceuticals - 0.4%
AbbVie Inc, 2.60%, 11/21/24(c)	10,000	10,097
Bayer US Finance II LLC, 2.75%, 7/15/21(c)	100,000	98,952
		109,049
Pipelines - 1.1%
Energy Transfer Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	23,000	20,680
NGPL PipeCo LLC, 4.88%, 8/15/27(c)	30,000	26,701
ONEOK Inc, 4.35%, 3/15/29	100,000	81,455
Rockies Express Pipeline LLC, 4.80%, 5/15/30(c)	40,000	23,934
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	92,596
Tennessee Gas Pipeline Co. LLC, 2.90%, 3/1/30(c)	40,000	33,789
		279,155
REITS - 1.5%
American Campus Communities Operating Partnership LP, 2.85%, 2/1/30	40,000	37,414
American Tower Corp., 2.25%, 1/15/22	100,000	97,630
CubeSmart LP, 3.00%, 2/15/30	40,000	37,242
Equinix, Inc., 2.63%, 11/18/24	10,000	9,538
GLP Capital LP / GLP Financing II Inc, 5.38%, 4/15/26	40,000	35,456
Host Hotels & Resorts LP, 4.00%, 6/15/25	10,000	9,298
Hudson Pacific Properties LP, 4.65%, 4/1/29	100,000	102,522
Weyerhaeuser Co., 4.00%, 4/15/30	60,000	60,327
		389,427
Semiconductors - 0.5%
Broadcom, Inc., 3.13%, 4/15/21(c)	100,000	98,911
Marvell Technology Group Ltd., 4.20%, 6/22/23	20,000	20,447
		119,358
Software - 0.3%
Fair Isaac Corp., 4.00%, 6/15/28(c)	30,000	28,425
Oracle Corp., 2.80%, 4/1/27	40,000	40,591
		69,016
Telecommunications - 0.4%
AT&T, Inc., 4.10%, 2/15/28	30,000	31,478
Level 3 Financing, Inc., 3.88%, 11/15/29(c)	30,000	28,157
Sprint Corp., 7.25%, 9/15/21	30,000	30,921

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Telecommunications (continued)
Vodafone Group PLC, 3.75%, 1/16/24	$20,000	$20,821
		111,377
Trucking & Leasing - 0.1%
Aviation Capital Group LLC, 4.13%, 8/1/25(c)	30,000	25,810

Total Corporate Bonds and Notes (Cost - $3,383,231)		3,213,023
Asset Backed and Commercial Backed Securities - 5.2%
Aames Mortgage Investment Trust 2006-1, 1.43%, (1 Month US Libor + 0.48%), 4/25/36 (d)	182,483	131,407
ACE Securities Corp Home Equity Loan Trust Series 2002-HE2, 2.22%, (1 Month US Libor + 1.28%), 8/25/32 (d)	9,426	8,842
ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1.10%, (1 Month US Libor + 0.15%), 4/25/36 (d)	6,550	6,429
Alternative Loan Trust 2005-14, 1.16%, (1 Month US Libor + 0.21%), 5/25/35 (d)	49,639	39,278
Alternative Loan Trust 2005-J12, 1.49%, (1 Month US Libor + 0.54%), 8/25/35 (d)	23,029	12,574
Alternative Loan Trust 2006-OA9, 0.98%, (1 Month US Libor + 0.21%), 7/20/46 (d)	14,802	8,378
American Home Mortgage Assets Trust 2006-2, 1.14%, (1 Month US Libor + 0.19%), 9/25/46 (d)	23,916	18,280
Avery Point III CLO Ltd, 2.94%, (3 Month US Libor + 1.12%), 1/18/25 (c),(d)	22,301	22,279
Bear Stearns ALT-A Trust 2005-8, 3.76%, 10/25/35 (d)	9,613	8,141
ChaseFlex Trust Series 2007-2, 1.23%, (1 Month US Libor + 0.28%), 5/25/37 (d)	24,295	20,741
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, 1.20%, (1 Month US Libor + 0.25%), 8/25/35 (c),(d)	10,713	9,779
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4, 1.18%, (1 Month US Libor + 0.23%), 10/25/35 (c),(d)	12,469	10,508
CHL Mortgage Pass-Through Trust 2006-6, 6.00%, 4/25/36	108,065	80,514
Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (c)	100,000	104,934
Citigroup Mortgage Loan Trust 2007-AMC1, 1.11%, (1 Month US Libor + 0.16%), 12/25/36 (c),(d)	27,021	16,038
Countrywide Asset-Backed Certificates

	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)
1.32%, (1 Month US Libor + 0.37%), 4/25/36(d)	$112,264	$103,290
1.08%, (1 Month US Libor + 0.13%), 12/25/36(d)	14,770	11,412
1.10%, (1 Month US Libor + 0.15%), 5/25/37(d)	42,200	39,587
1.09%, (1 Month US Libor + 0.14%), 6/25/47(d)	21,063	17,043
Credit Suisse First Boston Mortgage Securities Corp, 4.50%, 7/25/20	5,553	5,375
CWABS Asset-Backed Certificates Trust 2006-17, 1.10%, (1 Month US Libor + 0.15%), 3/25/47 (d)	9,097	8,021
Encore Credit Receivables Trust 2005-1, 1.61%, (1 Month US Libor + 0.66%), 7/25/35 (d)	20,879	19,903
FBR Securitization Trust, 1.63%, (1 Month US Libor + 0.68%), 10/25/35 (d)	22,979	21,272
Freddie Mac Multifamily Structured Pass Through Certificates, 2.22%, (1 Month US Libor + 0.70%), 9/25/22 (d)	20,674	20,723
Government National Mortgage Association
2.26%, (1 Month US Libor + 0.60%), 5/20/65(d)	71,222	70,971
2.28%, (1 Month US Libor + 0.62%), 8/20/65(d)	75,291	75,071
2.36%, (1 Month US Libor + 0.70%), 10/20/65(d)	1,725	1,732
2.66%, (1 Month US Libor + 1.00%), 12/20/65(d)	74,182	75,051
Great Hall Mortgages No 1 PLC, 1.02%, (3 Month US Libor + 0.13%), 6/18/39 (c),(d)	25,311	23,713
GreenPoint Mortgage Funding Trust 2006-AR2, 3.97%, (1 Year CMT + 2.00%), 3/25/36 (d)	23,149	20,272
GSAMP Trust 2006-HE4, 1.09%, (1 Month US Libor + 0.14%), 6/25/36 (d)	16,877	15,286
GSR Mortgage Loan Trust 2005-AR6, 4.10%, 9/25/35 (d)	8,269	8,043
Impac CMB Trust Series 2005-8, 1.65%, (1 Month US Libor + 0.70%), 2/25/36 (d)	9,134	7,760
IndyMac INDX Mortgage Loan Trust 2006-AR4, 1.16%, (1 Month US Libor + 0.21%), 5/25/46 (d)	15,064	12,429
JP Morgan Mortgage Trust 2006-S2, 5.88%, 6/25/21	1,485	1,443
Long Beach Mortgage Loan Trust 2004-2, 2.57%, (1 Month US Libor + 1.62%), 6/25/34 (d)	6,686	6,612

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Long Beach Mortgage Loan Trust 2005-3, 1.47%, (1 Month US Libor + 0.52%), 8/25/45 (d)	$23,969	$20,210
Long Beach Mortgage Loan Trust 2006-7, 1.10%, (1 Month US Libor + 0.16%), 8/25/36 (d)	27,694	13,652
MortgageIT Trust 2005-4, 1.23%, (1 Month US Libor + 0.28%), 10/25/35 (d)	8,178	7,527
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (c),(d)	94,662	94,424
RASC Series 2004-KS10 Trust, 2.67%, (1 Month US Libor + 1.73%), 11/25/34 (d)	18,722	15,740
Reperforming Loan REMIC Trust 2006-R1, 1.29%, (1 Month US Libor + 0.34%), 1/25/36 (c),(d)	9,582	7,957
SLC Student Loan Trust 2006-2, 0.84%, (3 Month US Libor + 0.10%), 9/15/26 (d)	18,246	17,877
SLM Student Loan Trust 2005-3, 1.88%, (3 Month US Libor + 0.09%), 10/25/24 (d)	2,837	2,837
Soundview Home Loan Trust 2007-WMC1, 1.06%, (1 Month US Libor + 0.11%), 2/25/37 (d)	16,671	5,075
Structured Adjustable Rate Mortgage Loan Trust
3.87%, 2/25/34(d)	5,219	4,476
3.82%, 9/25/34(d)	5,254	4,826
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS, 1.25%, (1 Month US Libor + 0.30%), 10/25/35 (d)	8,381	7,920
Structured Asset Investment Loan Trust 2004-7, 2.00%, (1 Month US Libor + 1.05%), 8/25/34 (d)	5,721	5,310
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC2, 1.10%, (1 Month US Libor + 0.15%), 9/25/36 (d)	16,385	13,721
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 2.48%, (COFI + 1.50%), 8/25/46 (d)	39,714	34,994
WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 3.43%, 4/25/37 (d)	13,856	11,660
Total Asset Backed and Commercial Backed Securities (Cost - $1,420,816)		1,331,337
Sovereign Debts - 1.7%
Development Bank of Japan, Inc., 1.63%, 9/1/21 (c)	200,000	202,756
Japan Finance Organization for Municipalities, 2.13%, 10/25/23 (c)	200,000	208,172
Peruvian Government International Bond, 8.20%, 8/12/26 (c)	100,000	36,157

		Shares/ Principal	Fair Value
Sovereign Debts (continued)
Total Sovereign Debts (Cost - $436,094)			$447,085
Municipal Bonds - 0.2%
New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23		30,000	30,635
State of Wisconsin, 2.10%, 5/1/26		20,000	20,046
Total Municipal Bonds (Cost - $50,000)			50,681
	Contracts	Notional Amount	Fair Value
Purchased Options - 0.0%†
U.S. Long Bond, Goldman Sachs & Co., May 2020, Call @ $225.00	7	$1,575,000	1,203
U.S. 10 Year Note, Goldman Sachs & Co., May 2020, Put @ $122.00	5	$610,000	234
U.S. 10 Year Note, Goldman Sachs & Co., May 2020, Put @ $103.00	4	$412,000	63
U.S. 10 Year Note, Goldman Sachs & Co., May 2020, Put @ $121.50	1	$121,500	47
Total Purchased Options (Cost - $145)			1,547
		Shares/ Principal	Fair Value
Short-Term Investments - 10.7%
U.S. Treasury Securities - 10.5%
U.S. Treasury Bill
0.00%, 4/7/20(a)		900,000	899,990
0.00%, 4/28/20(a)		400,000	399,990
0.00%, 5/12/20(a)		100,000	99,989
0.00%, 5/19/20(a)		500,000	499,957
0.00%, 9/24/20(a)		800,000	799,632
Total U.S. Treasury Securities (Cost - $2,699,719)			2,699,558
Money Market Funds - 0.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(e) (Cost - $45,601)		45,601	45,601
Total Short-Term Investments (Cost - $2,745,320)			2,745,159
Total Investments - 133.2% (Cost - $32,725,826)			$34,189,393
Other Assets Less Liabilities - Net (33.2)%			(8,512,616)
Total Net Assets - 100.0%			$25,676,777

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Securities Sold Short - 0.0%†
	Contracts	Notional Amount	Fair Value
Written Options - 0.0%†
U.S. 10 Year Note, Goldman Sachs & Co., April 2020, Put @ $131.50	(3)	$(394,500)	$(188)
U.S. 10 Year Note, Goldman Sachs & Co., April 2020, Call @ $135.50	(3)	$(406,500)	(10,078)
Total Securities Sold Short (Proceeds - $(2,430))			$(10,266)

†	Represents less than 0.05%.
(a)	Rate shown represents discount rate at the time of purchase.
(b)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(c)

144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2020, these securities amounted to $1,579,009 or 6.1% of net assets.

(d)	Variable rate security. The rate shown is the rate in effect at period end.
(e)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
COFI	-	11th District Monthly Weighted Average Cost of Funds Index
ICE GBP Swap	-	Ice Swap Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-BTP Future	Goldman Sachs & Co.	4	6/8/2020	$620,648	$(30,229)
U.S. 10 Year Note Future	Goldman Sachs & Co.	7	6/19/2020	970,813	24,267
					(5,962)
Short Futures Contracts
Euro-Bund Future	Goldman Sachs & Co.	3	6/8/2020	567,860	6,847
Euro-OAT Future	Goldman Sachs & Co.	1	6/8/2020	183,471	3,423
Long Gilt Future	Goldman Sachs & Co.	6	6/26/2020	1,013,213	(20,533)
U.S. Long Bond Future	Goldman Sachs & Co.	9	6/19/2020	1,611,562	(103,136)
U.S. Ultra Bond Future	Goldman Sachs & Co.	2	6/19/2020	443,750	(38,736)
					(152,135)
Total Net Unrealized Depreciation on Futures contracts					$(158,097)

Interest Rate Swaptions Written

Counterparty	Description*	Put Call	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receives 6 Month Euribor	Call	Pays 1.00%	05/20/20	100,000 EUR	$(892)	$(168)	$(724)
Total Net Unrealized Depreciation on Written Interest Rate Swaptions							$(168)	$(724)

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Quarterly	1.25%	3 Month US Libor	06/17/25	300,000	$(11,459)	$(1,202)	$(10,257)
Goldman Sachs & Co.	Quarterly	0.96%	3 Month US Libor	03/31/30	200,000	(4,481)	–	(4,481)
Goldman Sachs & Co.	Quarterly	1.25%	3 Month US Libor	06/17/30	400,000	(21,664)	22,579	(44,243)
Goldman Sachs & Co.	Semi-Annually	0.15%	6 Month Euribor	06/17/30	100,000 EUR	1,621	78	1,543
Total Net Unrealized Depreciation on Interest Rate Swaps							$21,455	$(57,438)

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

Credit Default Swaps

Counterparty	Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	CDX IG33	Quarterly	Buy	1.00%	-	12/20/24	1,100,000	$(3,454)	$19,862	$(23,316)
Goldman Sachs & Co.	CDX HY33	Quarterly	Buy	5.00%	-	12/20/24	196,000	(11,896)	(12,601)	705
Goldman Sachs & Co.	CDX IG34	Quarterly	Buy	1.00%	-	06/20/25	800,000	(5,168)	(13,291)	8,123
Total Net Unrealized Depreciation on Credit Default Swaps									$(6,030)	$(14,488)

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/02/20	Barclays Bank PLC	84,000	EUR	92,294	USD	$(120)
04/02/20	Barclays Bank PLC	42,000	GBP	49,491	USD	2,588
04/02/20	Barclays Bank PLC	97,364	USD	87,000	EUR	1,898
04/02/20	Barclays Bank PLC	198,592	USD	156,000	GBP	5,155
04/22/20	Barclays Bank PLC	515,000	MXN	20,381	USD	1,492
05/04/20	Barclays Bank PLC	22,057	USD	20,000	EUR	81
05/15/20	Barclays Bank PLC	10,600,000	JPY	97,108	USD	1,288
05/15/20	Barclays Bank PLC	101,985	USD	10,700,000	JPY	2,661
05/29/20	Barclays Bank PLC	35,963	USD	126,985	PEN	(887)
06/17/20	Barclays Bank PLC	237,608,000	IDR	16,780	USD	(2,315)
06/17/20	Barclays Bank PLC	1,135,712	INR	15,700	USD	(818)
06/17/20	Barclays Bank PLC	17,000	USD	252,195,000	IDR	1,647
06/17/20	Barclays Bank PLC	15,000	USD	1,133,700	INR	144
Total Net Unrealized Appreciation on Forward Foreign Currency Contracts						$12,814